Financial Instruments - Interest Rate Swaps (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	$ 76,500	$ 67,218
2028
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	9,043
2026
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	5,541
2031 and thereafter
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	45,620
Interest rate swaps | 2028
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	2,278
Fair value Liability	(29)
Fair Value Asset	0
Interest rate swaps | 2026
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount		2,339
Fair value Liability		0
Fair Value Asset		1
Interest rate swaps | 2031 and thereafter
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	8,983	10,134
Fair value Liability	1,200	1,784
Fair Value Asset	$ 0	$ 0